INCOME AND MINING TAXES - Components of income and mining taxes expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME AND MINING TAXES
Current income and mining taxes	$ 2,080,292	$ 712,129
Deferred income and mining taxes:
Origination and reversal of temporary differences	162,158	213,845
Total income and mining taxes expense	$ 2,242,450	$ 925,974